Key Ratios (Tables)	3 Months Ended
Jun. 30, 2018
Key Ratios [Abstract]
Key Ratios [text block table]

Key Ratios

Key Ratios	IAS 39 as of Dec 31, 2017	IFRS 9 as of Jan 1, 2018 [1]
CET 1 ratio fully loaded	14.0%	13.9%
Leverage Ratio fully loaded	3.8%	3.8%
Leverage Ratio phase-in	4.1%	4.1%

[1]Pro forma.